Derivative instruments and hedging activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Fair value	$ 323	$ 326
Notional amount	56,625	106,004
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	298	866
Notional amount of derivative asset	24,572	54,586
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	322	23
Notional amount of derivative asset	7,780	2,700
Accrued expenses and other current liabilities [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(295)	(432)
Notional amount of derivative liability	22,274	35,036
Accrued expenses and other current liabilities [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(2)	(131)
Notional amount of derivative liability	$ 2,000	$ 13,682